Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Balanced Portfolio

September 30, 2020

VIPBAL-QTLY-1120
1.808794.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.6%
	Shares	Value
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	152,339	$4,343,185
Vonage Holdings Corp. (a)	360,126	3,684,089
		8,027,274
Entertainment - 1.4%
Activision Blizzard, Inc.	171,556	13,887,458
Bilibili, Inc. ADR (a)	54,800	2,279,680
Electronic Arts, Inc. (a)	40,434	5,272,998
Live Nation Entertainment, Inc. (a)(b)	10,750	579,210
Netflix, Inc. (a)	45,786	22,894,374
The Walt Disney Co.	261,543	32,452,255
		77,365,975
Interactive Media & Services - 4.0%
Alphabet, Inc.:
Class A (a)	15,921	23,333,818
Class C (a)	59,151	86,928,310
ANGI Homeservices, Inc. Class A (a)	75,300	835,454
CarGurus, Inc. Class A (a)	75,619	1,635,639
Eventbrite, Inc. (a)	92,367	1,002,182
Facebook, Inc. Class A (a)	343,845	90,053,006
Kakao Corp.	2,470	772,054
Wise Talent Information Technology Co. Ltd. (a)	1,578,418	3,949,488
Z Holdings Corp.	659,100	4,402,410
Zoominfo Technologies, Inc.	67,700	2,910,423
		215,822,784
Media - 0.3%
Altice U.S.A., Inc. Class A (a)	142,382	3,701,932
Comcast Corp. Class A	56,852	2,629,974
Discovery Communications, Inc. Class A (a)	31,219	679,638
Interpublic Group of Companies, Inc.	24,995	416,667
Liberty Media Corp. Liberty Formula One Group Series C (a)	43,551	1,579,595
Nexstar Broadcasting Group, Inc. Class A	24,421	2,196,181
ViacomCBS, Inc. Class B (b)	78,170	2,189,542
		13,393,529
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (a)	525,023	5,352,609
SoftBank Group Corp.	129,600	8,018,946
T-Mobile U.S., Inc.	206,881	23,658,911
		37,030,466

TOTAL COMMUNICATION SERVICES		351,640,028

CONSUMER DISCRETIONARY - 8.0%
Automobiles - 0.0%
XPeng, Inc. ADR (a)	88,000	1,766,160
Distributors - 0.1%
LKQ Corp. (a)	198,200	5,496,086
Diversified Consumer Services - 0.1%
Afya Ltd. (a)	106,410	2,898,608
Cairo Mezz PLC (a)	379,600	32,000
		2,930,608
Hotels, Restaurants & Leisure - 1.2%
Aristocrat Leisure Ltd.	114,895	2,505,693
Boyd Gaming Corp.	62,900	1,930,401
Churchill Downs, Inc.	29,500	4,832,690
Compass Group PLC	288,500	4,333,782
Dunkin' Brands Group, Inc.	88,100	7,216,271
Marriott International, Inc. Class A	62,200	5,758,476
McDonald's Corp.	145,500	31,935,795
Penn National Gaming, Inc. (a)	14,700	1,068,690
Starbucks Corp.	11,800	1,013,856
Vail Resorts, Inc.	7,800	1,668,966
		62,264,620
Household Durables - 0.4%
Leggett & Platt, Inc.	91,600	3,771,172
Lennar Corp. Class A	129,600	10,585,728
Mohawk Industries, Inc. (a)	26,700	2,605,653
Tempur Sealy International, Inc. (a)	39,600	3,531,924
		20,494,477
Internet & Direct Marketing Retail - 3.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	35,003	10,290,182
Amazon.com, Inc. (a)	49,810	156,838,241
Chewy, Inc. (a)(b)	18,500	1,014,355
Expedia, Inc.	152,600	13,991,894
Farfetch Ltd. Class A (a)	65,800	1,655,528
Ocado Group PLC (a)	28,600	1,012,646
The Booking Holdings, Inc. (a)	9,400	16,080,392
THG Holdings Ltd.	187,600	1,448,061
		202,331,299
Leisure Products - 0.1%
Mattel, Inc. (a)(b)	252,500	2,954,250
Peloton Interactive, Inc. Class A (a)	34,400	3,413,856
		6,368,106
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	138,300	12,632,322
Specialty Retail - 1.7%
Burlington Stores, Inc. (a)	20,600	4,245,454
Lowe's Companies, Inc.	228,500	37,899,010
The Home Depot, Inc.	89,108	24,746,183
Tiffany & Co., Inc.	17,000	1,969,450
TJX Companies, Inc.	334,580	18,619,377
Ulta Beauty, Inc. (a)	14,800	3,314,904
		90,794,378
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	8,600	4,023,946
NIKE, Inc. Class B	80,730	10,134,844
PVH Corp.	27,100	1,616,244
Tapestry, Inc.	244,400	3,819,972
		19,595,006

TOTAL CONSUMER DISCRETIONARY		424,673,062

CONSUMER STAPLES - 4.6%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	3,700	3,268,432
Keurig Dr. Pepper, Inc.	137,117	3,784,429
Monster Beverage Corp. (a)	128,626	10,315,805
PepsiCo, Inc.	200,100	27,733,860
Pernod Ricard SA	22,700	3,623,580
The Coca-Cola Co.	533,500	26,338,895
		75,065,001
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	72,000	25,560,000
Kroger Co.	138,200	4,686,362
Performance Food Group Co. (a)	55,165	1,909,812
Sysco Corp.	88,400	5,500,248
U.S. Foods Holding Corp. (a)	190,800	4,239,576
Walmart, Inc.	203,300	28,443,703
		70,339,701
Food Products - 0.5%
Beyond Meat, Inc. (a)	7,900	1,311,874
Darling Ingredients, Inc. (a)	17,900	644,937
Freshpet, Inc. (a)	34,400	3,840,760
JDE Peet's BV	32,100	1,307,086
Lamb Weston Holdings, Inc.	70,700	4,685,289
Mondelez International, Inc.	278,300	15,988,335
		27,778,281
Household Products - 1.1%
Church & Dwight Co., Inc.	54,200	5,079,082
Clorox Co.	15,700	3,299,669
Procter & Gamble Co.	363,000	50,453,370
Reckitt Benckiser Group PLC	19,066	1,859,037
		60,691,158
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	48,600	10,606,950
Tobacco - 0.1%
Altria Group, Inc.	68,808	2,658,741

TOTAL CONSUMER STAPLES		247,139,832

ENERGY - 1.7%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	103,000	1,368,870
Oceaneering International, Inc. (a)	374,290	1,317,501
SBM Offshore NV	102,400	1,640,004
Subsea 7 SA (a)	452,700	3,254,684
TechnipFMC PLC	92,000	580,520
		8,161,579
Oil, Gas & Consumable Fuels - 1.6%
Africa Oil Corp. (a)	1,030,354	742,848
Aker Bp ASA	51,300	802,430
Apache Corp.	450,600	4,267,182
Canadian Natural Resources Ltd.	323,600	5,186,154
Cheniere Energy, Inc. (a)	23,600	1,091,972
Chevron Corp.	72,400	5,212,800
Comstock Resources, Inc. (a)	45,400	198,852
Enbridge, Inc.	28,500	832,200
Equinor ASA sponsored ADR	277,900	3,907,274
Exxon Mobil Corp.	610,200	20,948,166
Gibson Energy, Inc.	34,200	554,268
Hess Corp.	196,500	8,042,745
Kosmos Energy Ltd.	762,900	744,285
Marathon Petroleum Corp.	14,700	431,298
MEG Energy Corp. (a)	1,052,500	2,189,497
Phillips 66 Co.	90,226	4,677,316
Reliance Industries Ltd.	18,564	341,546
Reliance Industries Ltd.	262,837	7,994,051
Reliance Industries Ltd. sponsored GDR (c)	50,400	3,064,320
Renewable Energy Group, Inc. (a)	5,200	277,784
Royal Dutch Shell PLC Class B sponsored ADR	120,200	2,911,244
The Williams Companies, Inc.	60,700	1,192,755
Total SA sponsored ADR	129,600	4,445,280
Valero Energy Corp.	76,500	3,313,980
		83,370,247

TOTAL ENERGY		91,531,826

FINANCIALS - 6.6%
Banks - 1.9%
Bank of America Corp.	1,000,787	24,108,959
Citigroup, Inc.	448,454	19,332,852
Comerica, Inc.	66,100	2,528,325
EFG Eurobank Ergasias SA (a)	4,555,200	2,015,063
First Horizon National Corp.	249,300	2,350,899
Huntington Bancshares, Inc.	281,138	2,578,035
JPMorgan Chase & Co.	147,000	14,151,690
KeyCorp	270,400	3,225,872
M&T Bank Corp.	31,100	2,863,999
Signature Bank	16,600	1,377,634
Societe Generale Series A	60,300	800,418
Synovus Financial Corp.	49,400	1,045,798
Truist Financial Corp.	142,544	5,423,799
Wells Fargo & Co.	837,600	19,691,976
		101,495,319
Capital Markets - 1.5%
Bank of New York Mellon Corp.	721,000	24,759,140
BlackRock, Inc. Class A	24,000	13,525,200
Cboe Global Markets, Inc.	56,925	4,994,600
Intercontinental Exchange, Inc.	128,000	12,806,400
Morgan Stanley	358,600	17,338,310
Virtu Financial, Inc. Class A	332,600	7,653,126
		81,076,776
Consumer Finance - 1.0%
360 Finance, Inc. ADR (a)	92,300	1,102,062
Ally Financial, Inc.	117,500	2,945,725
Capital One Financial Corp.	423,158	30,408,134
Discover Financial Services	88,800	5,130,864
OneMain Holdings, Inc.	263,529	8,235,281
Shriram Transport Finance Co. Ltd.	191,846	1,623,938
SLM Corp.	504,052	4,077,781
		53,523,785
Diversified Financial Services - 1.1%
Ant International Co. Ltd. Class C (a)(d)(e)	621,699	6,863,557
Berkshire Hathaway, Inc.:
Class A (a)	13	4,160,013
Class B (a)	187,500	39,926,250
StepStone Group, Inc. Class A	222,750	5,334,640
		56,284,460
Insurance - 1.1%
American International Group, Inc.	168,800	4,647,064
Chubb Ltd.	15,000	1,741,800
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,100	2,385,198
Hartford Financial Services Group, Inc.	170,100	6,269,886
Marsh & McLennan Companies, Inc.	84,497	9,691,806
The Travelers Companies, Inc.	216,300	23,401,497
Willis Towers Watson PLC	60,702	12,675,792
		60,813,043
Thrifts & Mortgage Finance - 0.0%
WMI Holdings Corp. (a)	7	156

TOTAL FINANCIALS		353,193,539

HEALTH CARE - 9.5%
Biotechnology - 2.0%
Acceleron Pharma, Inc. (a)	17,500	1,969,275
Alexion Pharmaceuticals, Inc. (a)	81,550	9,331,767
Amgen, Inc.	127,204	32,330,169
Argenx SE ADR (a)	11,600	3,045,232
Biogen, Inc. (a)	11,100	3,148,848
Immunomedics, Inc. (a)	131,800	11,206,954
PTC Therapeutics, Inc. (a)	102,981	4,814,362
Regeneron Pharmaceuticals, Inc. (a)	37,000	20,711,860
Vertex Pharmaceuticals, Inc. (a)	76,500	20,817,180
		107,375,647
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	135,200	14,713,816
Becton, Dickinson & Co.	60,500	14,077,140
Boston Scientific Corp. (a)	454,180	17,354,218
DexCom, Inc. (a)	18,600	7,667,478
Hologic, Inc. (a)	36,200	2,406,214
Intuitive Surgical, Inc. (a)	31,200	22,137,648
Masimo Corp. (a)	15,700	3,706,142
Nevro Corp. (a)	31,500	4,387,950
		86,450,606
Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	49,200	4,768,464
Centene Corp. (a)	129,400	7,547,902
Cigna Corp.	75,600	12,807,396
HCA Holdings, Inc.	101,900	12,704,892
Humana, Inc.	64,400	26,654,516
UnitedHealth Group, Inc.	186,689	58,204,030
		122,687,200
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc.	91,417	40,362,434
Pharmaceuticals - 2.8%
AstraZeneca PLC sponsored ADR	418,100	22,911,880
Bristol-Myers Squibb Co.	543,660	32,777,261
Eli Lilly & Co.	173,700	25,711,074
Horizon Therapeutics PLC (a)	222,800	17,307,104
Roche Holding AG (participation certificate)	63,676	21,811,613
UCB SA	82,500	9,382,531
Zoetis, Inc. Class A	134,829	22,296,672
		152,198,135

TOTAL HEALTH CARE		509,074,022

INDUSTRIALS - 6.9%
Aerospace & Defense - 1.4%
Axon Enterprise, Inc. (a)	82,000	7,437,400
General Dynamics Corp.	105,916	14,661,952
Northrop Grumman Corp.	46,200	14,575,638
Raytheon Technologies Corp.	423,800	24,385,452
Rolls-Royce Holdings PLC	778,200	1,292,084
The Boeing Co.	71,168	11,761,224
		74,113,750
Air Freight & Logistics - 0.5%
FedEx Corp.	106,219	26,716,203
Construction & Engineering - 0.6%
AECOM (a)	668,917	27,987,487
Granite Construction, Inc.	264,639	4,660,293
		32,647,780
Electrical Equipment - 1.2%
Sensata Technologies, Inc. PLC (a)	685,235	29,561,038
Sunrun, Inc. (a)	223,997	17,263,449
Vivint Solar, Inc. (a)	480,075	20,331,176
		67,155,663
Industrial Conglomerates - 0.4%
3M Co.	31,568	5,056,562
General Electric Co.	2,612,839	16,277,987
Honeywell International, Inc.	18,700	3,078,207
		24,412,756
Machinery - 0.6%
Allison Transmission Holdings, Inc.	562,559	19,768,323
Caterpillar, Inc.	71,347	10,641,405
		30,409,728
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	9,380	14,828,668
Professional Services - 0.4%
Dun & Bradstreet Holdings, Inc. (a)	78,200	2,006,612
Nielsen Holdings PLC	1,344,729	19,068,257
		21,074,869
Road & Rail - 1.0%
Lyft, Inc. (a)	116,363	3,205,801
Norfolk Southern Corp.	97,346	20,831,071
Uber Technologies, Inc. (a)	736,356	26,862,267
Union Pacific Corp.	19,749	3,887,986
		54,787,125
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	594,597	24,521,180

TOTAL INDUSTRIALS		370,667,722

INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 0.1%
Ericsson (B Shares) sponsored ADR	386,500	4,208,985
Lumentum Holdings, Inc. (a)	2,200	165,286
		4,374,271
Electronic Equipment & Components - 1.2%
Corning, Inc.	86,100	2,790,501
Flextronics International Ltd. (a)	1,713,226	19,085,338
II-VI, Inc. (a)	59,737	2,422,933
Insight Enterprises, Inc. (a)	55,838	3,159,314
Jabil, Inc.	1,065,700	36,510,882
		63,968,968
IT Services - 2.9%
Capgemini SA	75,100	9,663,597
Cognizant Technology Solutions Corp. Class A	105,900	7,351,578
DXC Technology Co.	25,700	458,745
Fidelity National Information Services, Inc.	159,800	23,524,158
Fiserv, Inc. (a)	20,300	2,091,915
Genpact Ltd.	390,800	15,221,660
Global Payments, Inc.	28,400	5,043,272
GoDaddy, Inc. (a)	57,600	4,375,872
MasterCard, Inc. Class A	109,900	37,164,883
MongoDB, Inc. Class A (a)	5,100	1,180,701
PayPal Holdings, Inc. (a)	150,600	29,672,718
Sabre Corp. (b)	168,435	1,096,512
Snowflake Computing, Inc. Class B	2,468	557,521
Twilio, Inc. Class A (a)	10,400	2,569,736
Visa, Inc. Class A	74,600	14,917,762
		154,890,630
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)	140,300	11,503,197
Applied Materials, Inc.	41,600	2,473,120
Cirrus Logic, Inc. (a)	103,100	6,954,095
Lam Research Corp.	5,800	1,924,150
Marvell Technology Group Ltd.	329,172	13,068,128
MediaTek, Inc.	117,000	2,455,026
Micron Technology, Inc. (a)	247,000	11,599,120
NVIDIA Corp.	79,500	43,026,990
NXP Semiconductors NV	154,812	19,322,086
ON Semiconductor Corp. (a)	310,112	6,726,329
Qualcomm, Inc.	89,697	10,555,543
Sanken Electric Co. Ltd.	49,700	1,167,457
Semtech Corp. (a)	37,400	1,980,704
STMicroelectronics NV (France)	14,400	441,648
Universal Display Corp.	1,000	180,740
Xilinx, Inc.	28,300	2,949,992
		136,328,325
Software - 8.3%
Adobe, Inc. (a)	39,131	19,191,016
Autodesk, Inc. (a)	62,369	14,407,863
Citrix Systems, Inc.	17,100	2,354,841
Cloudflare, Inc. (a)	174,004	7,144,604
Digital Turbine, Inc. (a)	20,200	661,348
Elastic NV (a)	103,000	11,112,670
FireEye, Inc. (a)	162,200	2,002,359
Five9, Inc. (a)	13,300	1,724,744
LivePerson, Inc. (a)	185,810	9,660,262
Microsoft Corp.	1,099,100	231,173,697
Nortonlifelock, Inc.	769,933	16,045,404
Nuance Communications, Inc. (a)	353,800	11,742,622
Oracle Corp.	242,400	14,471,280
Pluralsight, Inc. (a)	189,500	3,246,135
Rapid7, Inc. (a)	109,100	6,681,284
RealPage, Inc. (a)	89,700	5,170,308
RingCentral, Inc. (a)	4,900	1,345,589
Salesforce.com, Inc. (a)	120,700	30,334,324
Slack Technologies, Inc. Class A (a)	59,200	1,590,112
SS&C Technologies Holdings, Inc.	75,900	4,593,468
SurveyMonkey (a)	479,700	10,606,167
Talend SA ADR (a)	9,307	363,345
Tenable Holdings, Inc. (a)	211,200	7,972,800
Verint Systems, Inc. (a)	86,300	4,157,934
Workday, Inc. Class A (a)	36,500	7,852,245
Workiva, Inc. (a)	36,600	2,040,816
Yext, Inc. (a)	273,000	4,144,140
Zendesk, Inc. (a)	96,800	9,962,656
		441,754,033
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	1,088,464	126,055,016
HP, Inc.	216,700	4,115,133
Western Digital Corp.	52,200	1,907,910
Xerox Holdings Corp.	7,000	131,390
		132,209,449

TOTAL INFORMATION TECHNOLOGY		933,525,676

MATERIALS - 1.6%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	21,973	6,544,878
Albemarle Corp. U.S.	24,900	2,223,072
Amyris, Inc. (a)	297,900	869,868
Amyris, Inc. (d)	381,451	1,113,837
Amyris, Inc. (d)	168,952	493,340
Balchem Corp.	18,200	1,776,866
Ecolab, Inc.	29,886	5,972,418
FMC Corp.	31,600	3,346,756
Innospec, Inc.	33,500	2,121,220
Linde PLC	30,780	7,329,641
Livent Corp. (a)(b)	1,209,361	10,847,968
LyondellBasell Industries NV Class A	39,000	2,749,110
Olin Corp.	58,000	718,040
Sherwin-Williams Co.	5,657	3,941,458
		50,048,472
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	18,034	4,244,482
Summit Materials, Inc. (a)	165,145	2,731,498
Vulcan Materials Co.	30,400	4,120,416
		11,096,396
Containers & Packaging - 0.1%
Crown Holdings, Inc. (a)	77,000	5,918,220
Metals & Mining - 0.4%
Commercial Metals Co.	119,514	2,387,890
First Quantum Minerals Ltd.	411,900	3,671,851
Freeport-McMoRan, Inc.	301,731	4,719,073
Newmont Corp.	148,403	9,416,170
		20,194,984

TOTAL MATERIALS		87,258,072

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc.	17,300	2,768,000
American Homes 4 Rent Class A	54,600	1,555,008
American Tower Corp.	72,400	17,501,252
Corporate Office Properties Trust (SBI)	172,000	4,079,840
CubeSmart	86,900	2,807,739
Digital Realty Trust, Inc.	44,200	6,486,792
Douglas Emmett, Inc.	52,100	1,307,710
Equinix, Inc.	12,000	9,121,560
Equity Lifestyle Properties, Inc.	44,700	2,740,110
Highwoods Properties, Inc. (SBI)	50,900	1,708,713
Lexington Corporate Properties Trust	37,100	387,695
Potlatch Corp.	59,300	2,496,530
Prologis (REIT), Inc.	121,700	12,245,454
SBA Communications Corp. Class A	26,500	8,439,720
Ventas, Inc.	34,600	1,451,816
VICI Properties, Inc.	60,800	1,420,896
Weyerhaeuser Co.	358,100	10,213,012
		86,731,847
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)	427,100	4,488,821
KE Holdings, Inc. ADR (a)	77,900	4,775,270
		9,264,091

TOTAL REAL ESTATE		95,995,938

UTILITIES - 1.8%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	12,100	988,933
Duke Energy Corp.	12,200	1,080,432
Edison International	154,400	7,849,696
Entergy Corp.	60,500	5,961,065
Evergy, Inc.	97,525	4,956,221
Exelon Corp.	248,035	8,869,732
FirstEnergy Corp.	170,100	4,883,571
NextEra Energy, Inc.	78,751	21,858,128
NRG Energy, Inc.	44,443	1,366,178
PG&E Corp. (a)	550,019	5,164,678
Southern Co.	136,800	7,417,296
		70,395,930
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	165,000	2,988,150
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	216,983	4,198,621
Dominion Energy, Inc.	170,378	13,447,936
Sempra Energy	59,298	7,018,511
		24,665,068

TOTAL UTILITIES		98,049,148

TOTAL COMMON STOCKS
(Cost $2,493,610,304)		3,562,748,865
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.14% 10/1/20 to 12/17/20 (f)
(Cost $3,639,454)	3,640,000	3,639,454
	Shares	Value

Fixed-Income Funds - 31.5%
Fidelity High Income Central Fund (g)	987,137	$103,145,992
Fidelity VIP Investment Grade Central Fund (g)	13,766,108	1,584,479,017
TOTAL FIXED-INCOME FUNDS
(Cost $1,545,052,335)		1,687,625,009

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.10% (h)	88,585,273	88,602,990
Fidelity Securities Lending Cash Central Fund 0.10% (h)(i)	7,337,949	7,338,683
TOTAL MONEY MARKET FUNDS
(Cost $95,941,165)		95,941,673
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,138,243,258)		5,349,955,001
NET OTHER ASSETS (LIABILITIES) - 0.0%(j)		1,749,262
NET ASSETS - 100%		$5,351,704,263

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	347	Dec. 2020	$58,157,200	$128,090	$128,090

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,064,320 or 0.1% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,470,734 or 0.2% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,389,454.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

 (j) Includes $250,000 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amyris, Inc.	2/3/20 - 6/4/20	$1,601,620
Ant International Co. Ltd. Class C	5/16/18	$3,487,731

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$313,758
Fidelity High Income Central Fund	4,593,558
Fidelity Securities Lending Cash Central Fund	168,041
Fidelity VIP Investment Grade Central Fund	29,709,645
Total	$34,785,002

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$105,831,830	$4,776,359	$--	$--	$(7,462,197)	$103,145,992	3.9%
Fidelity VIP Investment Grade Central Fund	1,419,990,982	265,116,179	177,201,300	(1,138,337)	77,711,493	1,584,479,017	23.5%
Total	$1,525,822,812	$269,892,538	$177,201,300	$(1,138,337)	$70,249,296	$1,687,625,009

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.